Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 3.3%
General Dynamics Corp.	1,570	$332,997
Howmet Aerospace, Inc.	10,451	324,922
L3Harris Technologies, Inc.	1,484	310,586
Lockheed Martin Corp.	932	362,669
Northrop Grumman Corp.	892	329,951
Raytheon Technologies Corp.	3,741	337,401
Teledyne Technologies, Inc. (a)	748	315,230
The Boeing Co. (a)	1,569	314,176
TransDigm Group, Inc. (a)	533	328,429
		2,956,361
Airlines - 1.8%
Alaska Air Group, Inc. (a)	6,243	341,742
American Airlines Group, Inc. (a) (b)	17,913	295,027
Delta Air Lines, Inc. (a)	8,454	335,539
Southwest Airlines Co. (a)	7,687	344,070
United Airlines Holdings, Inc. (a)	7,328	314,225
		1,630,603
Apparel - 2.3%
NIKE, Inc. - Class B	2,297	340,117
PVH Corp.	3,829	363,793
Ralph Lauren Corp.	3,168	351,141
Tapestry, Inc.	8,999	341,512
Under Armour, Inc. - Class A (a)	8,497	159,998
Under Armour, Inc. - Class C (a)	9,390	150,146
VF Corp.	5,117	333,680
		2,040,387
Auto Manufacturers - 1.9%
Cummins, Inc.	1,475	325,798
Ford Motor Co. (b)	18,135	368,140
General Motors Co. (a)	6,158	324,711
PACCAR, Inc.	3,615	336,159
Tesla Motors, Inc. (a)	380	355,954
		1,710,762
Auto Parts & Equipment - 0.8%
Aptiv PLC (a)	2,306	314,953
BorgWarner, Inc. (b)	8,449	370,489
		685,442
Biotechnology - 0.9%
Corteva, Inc.	17,451	839,044

Building Materials - 3.0%
Carrier Global Corp.	5,814	277,212
Fortune Brands Home & Security, Inc.	3,055	287,689
Johnson Controls International PLC	4,063	295,258
Martin Marietta Materials, Inc.	1,903	740,495
Masco Corp. (b)	4,690	297,018
Vulcan Materials Co.	4,072	774,942
		2,672,614
Chemicals - 13.7%
Air Products & Chemicals, Inc.	2,834	799,528
Albemarle Corp.	3,181	702,174
Celanese Corp.	5,199	809,536
CF Industries Holdings, Inc.	13,677	941,935
Dow, Inc.	15,300	913,869
DuPont de Nemours, Inc.	10,452	800,623
Eastman Chemical Co. (b)	7,136	848,685
Ecolab, Inc.	3,603	682,588
FMC Corp.	7,738	854,043
International Flavors & Fragrances, Inc.	5,685	749,965
Linde PLC	2,510	799,887
LyondellBasell Industries NV	9,306	900,170
Mosaic Co.	22,778	909,981
PPG Industries, Inc.	5,123	800,213
The Sherwin-Williams Co.	2,418	692,781
		12,205,978
Commercial Services - 4.7%
Automatic Data Processing, Inc.	1,332	274,618
Cintas Corp.	700	274,071
Equifax, Inc.	1,089	261,099
FleetCor Technologies, Inc. (a)	1,415	337,138
Gartner, Inc. (a)	975	286,543
Global Payments, Inc.	2,510	376,199
IHS Markit Ltd.	2,424	283,099
Nielsen Holdings PLC	15,600	294,216
PayPal Holdings, Inc. (a)	1,676	288,171
Quanta Services, Inc.	2,819	289,568
Robert Half International, Inc.	2,947	333,777
Rollins, Inc.	10,110	311,893
United Rentals, Inc. (a)	962	307,955
Verisk Analytics, Inc.	1,420	278,505
		4,196,852
Computers - 4.4%
Accenture PLC - Class A	832	294,179
Apple, Inc.	1,755	306,739
Cognizant Technology Solutions Corp.	3,845	328,440
DXC Technology Co. (a)	10,227	307,628
EPAM Systems, Inc. (a)	449	213,787
Fortinet, Inc. (a)	943	280,297
Hewlett Packard Enterprise Co.	20,748	338,815
HP, Inc.	8,658	318,008
International Business Machines Corp.	2,547	340,203
Leidos Holdings, Inc.	3,658	327,208
NetApp, Inc.	3,533	305,640
Seagate Technology Holdings PLC	3,035	325,200
Western Digital Corp. (a)	5,454	282,190
		3,968,334
Distribution/Wholesale - 1.8%
Copart, Inc. (a)	2,164	279,697
Fastenal Co.	5,032	285,214
LKQ Corp.	6,715	368,586
Pool Corp.	690	328,613
W.W. Grainger, Inc.	650	321,821
		1,583,931
Diversified Financial Services - 0.8%
MasterCard, Inc. - Class A	900	347,742
Visa, Inc. - Class A (b)	1,478	334,279
		682,021
Electrical Components & Equipment - 1.0%
AMETEK, Inc.	2,256	308,553
Emerson Electric Co.	3,485	320,446
Generac Holdings, Inc. (a)	959	270,802
		899,801
Electronics - 2.7%
Allegion PLC	2,463	302,284
Amphenol Corp.	3,739	297,587
Fortive Corp.	4,296	303,040
Garmin Ltd.	2,855	355,219
Honeywell International, Inc. (b)	1,539	314,695
Keysight Technologies, Inc. (a)	1,558	263,021
TE Connectivity Ltd.	1,969	281,587
Trimble, Inc. (a)	3,663	264,322
		2,381,755
Energy-Alternate Sources - 0.5%
Enphase Energy, Inc. (a)	1,470	206,491
SolarEdge Technologies, Inc. (a)	1,021	243,223
		449,714
Engineering & Construction - 0.3%
Jacobs Engineering Group, Inc.	2,245	292,254

Entertainment - 0.8%
Caesars Entertainment, Inc. (a)	4,376	333,189
Penn National Gaming, Inc. (a) (b)	7,949	362,554
		695,743
Environmental Control - 1.0%
Pentair PLC	4,284	272,891
Republic Services, Inc.	2,382	304,086
Waste Management, Inc.	1,957	294,411
		871,388
Forest Products & Paper - 1.0%
International Paper Co.	18,232	879,694

Hand/Machine Tools - 0.7%
Snap-On, Inc. (b)	1,483	308,835
Stanley Black & Decker, Inc.	1,655	289,046
		597,881
Home Builders - 1.5%
DR Horton, Inc.	3,552	316,909
Lennar Corp. - Class A (b)	3,323	319,373
NVR, Inc. (a)	67	356,924
PulteGroup, Inc. (b)	6,924	364,826
		1,358,032
Home Furnishings - 0.4%
Whirlpool Corp. (b)	1,689	355,011

Household Products/Wares - 0.9%
Avery Dennison Corp.	3,930	807,301

Housewares - 0.5%
Newell Brands, Inc.	17,424	404,411

Internet - 3.4%
Amazon.com, Inc. (a)	112	335,045
Booking Holdings, Inc. (a)	173	424,910
CDW Corp.	1,617	305,694
eBay, Inc.	5,814	349,247
Etsy, Inc. (a)	1,732	272,063
Expedia Group, Inc. (a)	2,326	426,332
F5, Inc. (a) (b)	1,419	294,613
NortonLifeLock, Inc. (b)	12,975	337,480
VeriSign, Inc. (a)	1,284	278,859
		3,024,243
Iron/Steel - 0.8%
Nucor Corp. (b)	7,393	749,650

Leisure Time - 1.3%
Carnival Corp. (a) (b)	20,183	399,825
Norwegian Cruise Line Holdings Ltd. (a) (b)	18,060	376,190
Royal Caribbean Cruises Ltd. (a)	5,157	401,266
		1,177,281
Lodging - 2.3%
Hilton Worldwide Holdings, Inc. (a)	2,660	385,993
Las Vegas Sands Corp. (a) (b)	10,335	452,673
Marriott International, Inc. (a) (b)	2,417	389,427
MGM Resorts International	9,396	401,397
Wynn Resorts Ltd. (a)	4,445	379,825
		2,009,315
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	1,588	320,077

Machinery-Diversified - 2.7%
Deere & Co.	899	338,384
Dover Corp.	1,883	319,941
IDEX Corp.	1,409	303,555
Ingersoll Rand, Inc.	5,410	304,096
Otis Worldwide Corp.	3,750	320,362
Rockwell Automation, Inc. (b)	921	266,372
Westinghouse Air Brake Technologies Corp.	3,549	315,506
Xylem, Inc.	2,623	275,467
		2,443,683
Mining - 1.9%
Freeport-McMoRan, Inc.	21,810	811,768
Newmont Goldcorp Corp.	14,916	912,412
		1,724,180
Miscellaneous Manufacturing - 2.7%
3M Co.	1,825	302,987
A O Smith Corp.	3,854	294,523
Eaton Corp. PLC	1,896	300,383
General Electric Co. (b)	3,326	314,240
Illinois Tool Works, Inc. (b)	1,329	310,880
Parker-Hannifin Corp.	1,014	314,350
Textron, Inc.	4,278	291,161
Trane Technologies PLC	1,592	275,575
		2,404,099
Office/Business Equipment - 0.3%
Zebra Technologies Corp. (a)	537	273,397

Packaging & Containers - 5.0%
Amcor PLC	72,136	866,353
Ball Corp.	8,952	869,239
Packaging Corp. of America	6,524	982,710
Sealed Air Corp.	12,852	872,908
Westrock Co.	19,180	885,349
		4,476,559
Retail - 9.2%
Advance Auto Parts, Inc.	1,665	385,464
AutoZone, Inc. (a)	196	389,325
Bath & Body Works, Inc. (a)	5,091	285,452
Best Buy Co., Inc. (b)	3,746	371,903
CarMax, Inc. (a)	2,605	289,598
Chipotle Mexican Grill, Inc. (a) (b)	224	332,770
Darden Restaurants, Inc.	2,564	358,627
Dollar General Corp.	1,745	363,798
Dollar Tree, Inc. (a)	2,750	360,855
Domino's Pizza, Inc.	725	329,621
Genuine Parts Co.	2,882	383,969
Lowe's Cos., Inc.	1,485	352,465
McDonald's Corp.	1,467	380,613
O'Reilly Automotive, Inc. (a)	567	369,542
Ross Stores, Inc.	3,448	337,042
Starbucks Corp.	3,329	327,307
Target Corp.	1,678	369,882
The Gap, Inc. (b)	22,954	414,779
The Home Depot, Inc.	938	344,227
The TJX Cos., Inc.	5,207	374,748
Tractor Supply Co.	1,655	361,303
Ulta Beauty, Inc. (a)	987	359,011
Yum! Brands, Inc.	2,903	363,368
		8,205,669
Semiconductors - 6.0%
Advanced Micro Devices, Inc. (a)	2,282	260,719
Analog Devices, Inc.	1,719	281,864
Applied Materials, Inc.	2,069	285,894
Broadcom, Inc.	513	300,556
Intel Corp.	6,235	304,393
IPG Photonics Corp. (a) (b)	1,886	291,330
KLA Corp.	792	308,302
Lam Research Corp.	443	261,335
Microchip Technology, Inc. (b)	3,620	280,478
Micron Technology, Inc.	3,687	303,329
Monolithic Power Systems, Inc.	650	261,905
NVIDIA Corp.	1,040	254,654
NXP Semiconductors NV -	1,394	286,383
Qorvo, Inc. (a)	1,984	272,364
QUALCOMM, Inc.	1,712	300,901
Skyworks Solutions, Inc.	1,940	284,249
Teradyne, Inc.	1,971	231,455
Texas Instruments, Inc.	1,608	288,620
Xilinx, Inc.	1,449	280,454
		5,339,185
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	1,731	324,043

Software - 7.2%
Adobe, Inc. (a)	477	254,861
Akamai Technologies, Inc. (a)	2,795	320,167
ANSYS, Inc. (a)	816	277,448
Autodesk, Inc. (a)	1,206	301,247
Broadridge Financial Solutions, Inc.	1,770	281,819
Cadence Design System, Inc. (a)	1,709	260,007
Ceridian HCM Holding, Inc. (a) (b)	3,040	230,493
Citrix Systems, Inc.	3,874	394,916
Fidelity National Information Services, Inc.	3,024	362,638
Fiserv, Inc. (a) (b)	3,062	323,653
Intuit, Inc.	461	255,961
Jack Henry & Associates, Inc. (b)	1,994	334,613
Microsoft Corp.	920	286,102
Oracle Corp.	3,079	249,892
Paychex, Inc.	2,539	298,993
Paycom Software, Inc. (a)	747	250,469
PTC, Inc. (a) (b)	2,613	303,787
Roper Technologies, Inc.	680	297,269
salesforce.com, Inc. (a)	1,185	275,667
ServiceNow, Inc. (a)	485	284,103
Synopsys, Inc. (a)	866	268,893
Tyler Technologies, Inc. (a)	609	288,544
		6,401,542

Telecommunications - 1.7%
Arista Networks, Inc. (a)	2,416	300,333
Cisco Systems, Inc.	5,329	296,665
Corning, Inc.	8,388	352,632
Juniper Networks, Inc.	9,284	323,269
Motorola Solutions, Inc.	1,186	275,081
		1,547,980
Textiles - 0.4%
Mohawk Industries, Inc. (a)	2,181	344,315

Toys/Games/Hobbies - 0.4%
Hasbro, Inc.	3,854	356,418

Transportation - 3.1%
CH Robinson Worldwide, Inc. (b)	3,085	322,845
CSX Corp.	8,782	300,520
Expeditors International of Washington, Inc. (b)	2,467	282,422
FedEx Corp.	1,312	322,568
JB Hunt Trasport Services, Inc.	1,625	312,878
Norfolk Southern Corp.	1,147	311,973
Old Dominion Freight Line, Inc.	906	273,549
Union Pacific Corp.	1,293	316,203
United Parcel Service, Inc. - Class B	1,587	320,907
		2,763,865
TOTAL COMMON STOCKS (Cost $91,949,267)		89,050,815

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$106,308	106,308
TOTAL SHORT-TERM INVESTMENTS (Cost $106,308)		106,308

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (c)	9,494,528	9,494,528
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,494,528)		9,494,528

Total Investments (Cost $101,550,103) - 110.7%		98,651,651
Liabilities in Excess of Other Assets - (10.7)%		(9,508,804)
TOTAL NET ASSETS - 100.0%		$89,142,847

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $9,525,435 or 10.7% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 89,050,815	$ -	$ -	$ -	$ 89,050,815
Short-Term Investments	106,308	-	-	-	106,308
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,494,528	9,494,528
Total Investments in Securities	$ 89,157,123	$ -	$ -	$ 9,494,528	$ 98,651,651
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.